Summary of Significant Accounting Policies - Schedule of Information About Movement of Quality Assurance Receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Information About Movement Of Quality Assurance Receivable [Abstract]
Beginning balance	¥ 239,506	¥ 223,514	¥ 809,503
Impact of adoption of ASC 326 (Note 2(b))	0	0	34,998
Provision/(reversal) for credit losses	176,310	59,136	(49,590)
Write-offs	(41,512)	(43,144)	(571,397)
Ending balance	¥ 374,304	¥ 239,506	¥ 223,514